Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land, furniture and equipment:
Depreciation expense	$ 84,895	$ 66,284	$ 44,298
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets	6,689	6,653
Aerostar
Land, furniture and equipment:
Depreciation expense	72,474	54,524	40,410
Airplan
Land, furniture and equipment:
Depreciation expense	$ 1,834	$ 1,506	$ 1,066